UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA CALIFORNIA BOND FUND - 3RD QUARTER REPORT - PERIOD ENDED
DECEMBER 31, 2008

[LOGO OF USAA]
    USAA(R)








PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA CALIFORNIA BOND FUND
DECEMBER 31, 2008




















                                                                      (Form N-Q)

48462 -0209                                  (C)2009, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

December 31, 2008 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Bank of America, N.A. or Wachovia Bank, N.A.
(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from California Health Insurance Construction Loan Insurance Program or California State General Obligation.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CCD            Community College District
ETM            Escrowed to final maturity
PRE            Prerefunded to a date prior to maturity
USD            Unified School District

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1   |  USAA California Bond Fund

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PORTFOLIO OF INVESTMENTS
(IN THOUSANDS)

USAA CALIFORNIA BOND FUND
December 31, 2008 (unaudited)



    PRINCIPAL                                               COUPON            FINAL            MARKET
       AMOUNT  SECURITY                                       RATE         MATURITY             VALUE
 -----------------------------------------------------------------------------------------------------

               FIXED-RATE INSTRUMENTS (96.7%)

               CALIFORNIA (96.7%)

$       4,500  Antelope Valley Healthcare District (INS)    5.20%         1/01/2027         $  3,541
       16,700  Association of Bay Area Governments (INS)    6.20         11/01/2029           13,502
       17,520  Association of Bay Area Governments (INS)    4.75          3/01/2036           12,108
        6,100  Baldwin Park USD (INS)                       5.00 (a)      8/01/2031            1,356
        6,375  Baldwin Park USD (INS)                       5.01 (a)      8/01/2032            1,326
       14,595  Chabot-Las Positas CCD (INS)                 5.06 (a)      8/01/2034            2,934
       10,000  Chabot-Las Positas CCD (INS)                 5.07 (a)      8/01/2035            1,831
       12,605  Coast CCD (INS)                              5.48 (a)      8/01/2034            2,588
        5,000  Coronado Community Dev. Agency (INS) (PRE)   5.60          9/01/2030            5,470
        4,140  Educational Facilities Auth. (INS) (PRE)     5.75         11/01/2030            4,483
        1,860  Educational Facilities Auth. (INS)           5.75         11/01/2030            1,806
        3,190  Escondido (INS) (PRE)                        5.75          9/01/2030            3,465
        2,755  Escondido (INS)                              5.75          9/01/2030            2,763
        2,000  Fontana USD (INS)                            5.75          5/01/2022            2,052
        1,500  Fresno (INS)                                 5.50          7/01/2030            1,263
       18,000  Golden State Tobacco Securitization,
                    4.55%, 6/01/2010 (INS)                  4.57 (b)      6/01/2022           14,569
       17,000  Golden State Tobacco Securitization          5.00          6/01/2033            9,331
       10,000  Golden State Tobacco Securitization (INS)    5.00          6/01/2035            7,444
        1,000  Health Facilities Financing Auth. (NBGA)     5.50          1/01/2019            1,000
        2,200  Health Facilities Financing Auth. (NBGA)     5.00         11/01/2024            1,936
        2,000  Health Facilities Financing Auth. (NBGA)     5.00         11/01/2029            1,648
        2,000  Health Facilities Financing Auth.            6.50         10/01/2033            2,034
       16,510  Health Facilities Financing Auth.            5.00         11/15/2034           12,265
       11,230  Health Facilities Financing Auth. (NBGA)     5.00          7/01/2036            8,707
        6,000  Health Facilities Financing Auth.            5.25          4/01/2039            4,447
       17,085  Health Facilities Financing Auth.            5.25         11/15/2046           14,205
        3,000  Housing Finance Agency (INS)                 6.05          8/01/2027            3,000
        9,310  Indio Redevelopment Agency                   5.25          8/15/2031            7,450
        2,630  Indio Redevelopment Agency                   5.25          8/15/2035            2,040
        1,000  Infrastructure and Economic Dev. Bank        5.63          7/01/2020            1,012
        1,250  Infrastructure and Economic Dev. Bank        5.75          7/01/2030            1,197
        6,000  Inland Empire Tobacco Securitization
                    Auth., 5.75%, 12/01/2011                5.75 (b)      6/01/2026            3,192
        5,000  Irvine USD Financing Auth. (INS)             5.00          9/01/2038            3,536
        3,875  Long Beach Bond Finance Auth.                5.00         11/15/2035            2,451
       10,700  Los Angeles Department of Water and
                    Power                                   5.00          7/01/2030           10,172
       10,000  Los Angeles Municipal Improvement Corp.
                    (INS)                                   4.75          8/01/2032            8,478
        1,000  Los Banos Redevelopment Agency (INS)         5.00          9/01/2036              676
       10,000  Madera Redevelopment Agency                  5.38          9/01/2038            8,545
        7,070  Marina Coast Water District (INS)            5.00          6/01/2037            5,189
        7,500  Monterey Peninsula CCD (INS)                 5.11 (a)      8/01/2029            2,067
        1,405  Municipal Finance Auth. (INS)                5.00          6/01/2031              994
        1,000  Municipal Finance Auth. (INS)                5.00          6/01/2036              677
        5,000  Norwalk Redevelopment Agency (INS)           5.00         10/01/2030            3,879
        3,500  Norwalk Redevelopment Agency (INS)           5.00         10/01/2035            2,593
        7,500  Norwalk-La Mirada USD (INS)                  5.00 (a)      8/01/2030            2,008
       15,200  Oakland USD (INS) (PRE)                      5.50          8/01/2024           16,259
        5,500  Palomar Pomerado Health (INS)                4.89 (a)      8/01/2026            1,855
        4,030  Poway Redevelopment Agency (INS) (PRE)       5.75          6/15/2033            4,459
          970  Poway Redevelopment Agency (INS)             5.75          6/15/2033              952


================================================================================
2   |  USAA California Bond Fund

================================================================================


    PRINCIPAL                                               COUPON            FINAL            MARKET
       AMOUNT  SECURITY                                       RATE         MATURITY             VALUE
 -----------------------------------------------------------------------------------------------------
$       2,400  Public Works Board                           5.25%         6/01/2024         $  2,133
        2,500  Public Works Board                           5.25          6/01/2025            2,198
        6,500  Public Works Board                           5.00         11/01/2029            6,069
        7,900  Public Works Board                           5.25          6/01/2030            6,579
        5,705  Public Works Board                           5.00          4/01/2031            4,787
        5,470  Public Works Board                           5.00          4/01/2031            4,590
        6,875  Public Works Board                           5.00          4/01/2031            5,769
        6,775  Regents of Univ. of California (INS)         4.75          5/15/2030            6,101
        5,000  Regents of Univ. of California (INS)         4.75          5/15/2031            4,514
       10,000  Riverside County Public Financing Auth.
                    (INS)                                   4.75         10/01/2035            6,848
        7,030  Sacramento City Financing Auth. (INS)        5.00         12/01/2036            6,177
       20,225  Sacramento County Sanitation District
                    Finance Auth. (INS) (PRE)               5.63         12/01/2030           22,108
       10,990  Sacramento Municipal Utility District
                    Financing Auth. (INS)                   4.75          7/01/2025            8,102
       12,805  San Bernardino County Redevelopment
                    Agency (INS)                            5.00          9/01/2030            9,016
       11,340  San Bernardino County Redevelopment
                    Agency (INS)                            5.00          9/01/2035            7,634
        1,110  San Diego County                             5.00          9/01/2023              783
        3,190  San Francisco City and County Airport
                    (INS) (PRE)                             5.63          5/01/2025            3,417
        3,500  San Francisco City and County Airport        5.25          5/01/2026            3,414
        8,845  San Francisco City and County Airport
                    (INS) (PRE)                             5.63          5/01/2030            9,473
        5,000  San Francisco City and County
                    Redevelopment Financing Auth. (INS)     4.88          8/01/2036            2,925
        4,175  San Jose                                     4.95          4/01/2012            4,260
        4,000  San Jose Redevelopment Agency (INS)          4.45          8/01/2032            2,623
       14,000  Santa Ana USD (INS)                          5.70          8/01/2029           14,076
        1,750  Sierra View Local Health Care District       5.25          7/01/2037            1,127
        9,645  Solano CCD (INS)                             4.96 (a)      8/01/2028            2,894
        9,735  Solano CCD (INS)                             5.00 (a)      8/01/2030            2,499
       10,000  South Orange County Public Financing
                    Auth. (INS)                             5.00          8/15/2032            7,187
        2,740  State (INS) (PRE)                            5.88         10/01/2026            2,874
        6,470  State (INS) (PRE)                            5.88         10/01/2026            6,786
       27,825  State (INS) (PRE)                            5.75          3/01/2030           29,579
        6,000  State                                        4.50          8/01/2030            4,800
        5,000  State                                        4.50         10/01/2036            3,748
       10,000  State (NBGA)                                 4.50         12/01/2037            7,386
        5,000  Statewide Communities Dev. Auth. (INS)       5.50          8/01/2022            4,112
        2,225  Statewide Communities Dev. Auth. (INS)       4.50          2/01/2027            1,477
       11,795  Statewide Communities Dev. Auth. (NBGA)      5.00         12/01/2027            9,357
        5,115  Statewide Communities Dev. Auth.             5.00          5/15/2031            3,376
        5,000  Statewide Communities Dev. Auth.             5.50          7/01/2031            4,067
       17,500  Statewide Communities Dev. Auth.             5.25          8/01/2031           13,518
        3,370  Statewide Communities Dev. Auth.             5.00          5/15/2032            2,200
        8,000  Statewide Communities Dev. Auth.             5.50         11/01/2032            6,433
       13,400  Statewide Communities Dev. Auth.             4.75          4/01/2033            9,281
        5,000  Statewide Communities Dev. Auth. (INS)       4.60          2/01/2037            2,997
       13,000  Statewide Communities Dev. Auth. (NBGA)      5.00         12/01/2037            9,498
        9,000  Statewide Communities Dev. Auth.             5.00          5/15/2038            5,608
        3,500  Statewide Communities Dev. Auth. (NBGA)      5.75          8/15/2038            2,924
        2,500  Statewide Communities Dev. Auth.             5.00         11/15/2038            1,996
       19,080  Suisun City Public Financing Auth.           5.37 (a)     10/01/2033            3,653
       14,675  Vallejo Sanitation and Flood Control
                    District (INS)                          5.00          7/01/2019           13,549
        7,000  Vista (INS)                                  5.00          5/01/2037            5,139
        7,085  Washington Township Health Care District     5.13          7/01/2023            5,924
        6,080  Washington Township Health Care District     5.00          7/01/2037            4,224
        1,245  Watsonville  (ETM)                           6.20          7/01/2012            1,345
                                                                                       -------------
               Total Fixed-Rate Instruments (cost: $670,586)                                 553,909
                                                                                       -------------

================================================================================
3   |  USAA California Bond Fund

================================================================================


    PRINCIPAL                                               COUPON            FINAL            MARKET
       AMOUNT  SECURITY                                       RATE         MATURITY             VALUE
 -----------------------------------------------------------------------------------------------------
               VARIABLE-RATE DEMAND NOTES (2.0%)

               CALIFORNIA (2.0%)

$       9,275  Health Facilities Financing Auth.
                    (LIQ)(INS)                              8.00%        12/01/2028         $  9,275
        2,000  Sunnyvale (INS)(LIQ)                         8.00          4/01/2031            2,000
                                                                                      --------------
               Total Variable-Rate Demand Notes (cost: $11,275)                               11,275
                                                                                      --------------


               TOTAL INVESTMENTS (COST: $681,861)                                    $       565,184
                                                                                      ==============


================================================================================
                                                 Portfolio of Investments  |   4

================================================================================

NOTES TO PORTFOLIO
OF INVESTMENTS

December 31, 2008 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA California Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

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5   |  USAA California Bond Fund

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B. FAIR VALUE MEASUREMENTS - Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements"
(SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's assets as of December 31, 2008:

                                                                     Investments
Valuation Inputs                                                   in Securities
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                                 $      -
Level 2 - Other Significant Observable Inputs                        565,184,000
Level 3 - Significant Unobservable Inputs                                      -
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total                                                               $565,184,000
--------------------------------------------------------------------------------

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The fund had no delayed-delivery or when-issued commitments as of December 31, 2008.

D. As of December 31, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized

================================================================================
                                        Notes to Portfolio of Investments  |   6

================================================================================


appreciation and depreciation of investments as of December 31, 2008, were $8,602,000 and $125,279,000, respectively, resulting in net unrealized depreciation of $116,677,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $572,657,000 at December 31, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(b) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2008

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    02/24/2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/25/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    02/25/2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.